Goodwill and Intangible Assets (Details 2) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019		$ 546,882
2019 (excluding the three months ended March 31, 2019)	$ 1,198,499
2020	1,344,429	520,921
2021	1,288,873	357,873
2022	1,177,762	246,762
2023 and thereafter	2,208,350	1,310,700
Total amortization to be recognized	$ 7,217,913	$ 2,983,138	$ 14,584